Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000099381 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000099381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[1]
C000099381 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000099381 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000099382 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000099382 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[3]
C000099382 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000099382 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000099383 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000099383 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[5]
C000099383 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000099383 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	Amount rounds to less than 0.1%.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	Amount rounds to less than 0.1%.